UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07276 )

Exact name of registrant as specified in charter:	Putnam California Investment Grade Municipal
Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam California Investment Grade Municipal Trust*

The fund's portfolio
1/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company

MUNICIPAL BONDS AND NOTES (97.8%)(a)
		Principal
	Rating(RAT)	amount	Value

California (96.4%)
ABAG Fin. Auth. COP
(American Baptist Homes), Ser. A, 6.2s, 10/1/27	BBB-	$500,000	$513,760
(Odd Fellows Home), 6s, 8/15/24	A+	1,000,000	1,022,020
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	Aaa	1,000,000	555,950
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, 5s, 8/1/25	Aaa	1,880,000	1,991,973
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA, 5 1/4s, 10/1/22	Aaa	1,530,000	1,654,970
CA G.O. Bonds, 5 3/4s, 12/1/29	A1	160,000	169,792
CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/16	A2	230,000	244,366
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	750,000	754,305
CA Hlth. Fac. Auth. Rev. Bonds (Sutter Hlth.), Ser. A,
MBIA, 5 3/8s, 8/15/30	Aaa	1,600,000	1,648,768
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	1,000,000	1,033,330
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	500,000	523,350
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A3	100,000	106,345
CA Hsg. Fin. Agcy. Rev. Bonds
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	Aaa	500,000	536,400
(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	Aaa	1,650,000	1,690,409
(Home Mtge.), Ser. M, 5s, 8/1/37	Aa2	1,000,000	1,043,200
(Home Mtge.), Ser. I, 4.6s, 8/1/21	Aa2	1,150,000	1,153,358
(Home Mtge.), Ser. K, 4.55s, 8/1/21	Aa2	400,000	399,576
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	AAA	600,000	640,194
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	240,000	254,198
CA State G.O. Bonds
5 3/4s, 12/1/29 (Prerefunded)	A1	520,000	553,556
5 1/4s, 12/1/23	A+	1,000,000	1,070,740
5 1/8s, 4/1/23	A+	250,000	264,625
5s, 5/1/24	A1	2,000,000	2,104,640
Ser. 2, 5s, 9/1/23	A1	500,000	529,130
CA State U. Syst. Rev. Bonds, Ser. A, AMBAC, 5s,
11/1/33	Aaa	2,290,000	2,376,516
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	950,000	962,797
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	455,000	478,232
(Thomas Jefferson School of Law), Ser. B, 4 7/8s,
10/1/31	BBB-	470,000	471,650
CA Statewide Cmntys., Dev. Auth. Multi-Fam. Rev. Bonds
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	850,000	871,582
CA Tobacco Securitization Agcy. Rev. Bonds (Gold Cnty.
Funding Corp.), 5 3/4s, 6/1/27 (Prerefunded)	AAA	970,000	1,061,781
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty.
Hosp. of Central CA)
6s, 2/1/30	Baa2	200,000	208,174
6s, 2/1/20	Baa2	500,000	522,845
Central Marin, Sanitation Agcy. Rev. Bonds, MBIA, 5s,
9/1/26	Aaa	650,000	694,317
Cerritos, Cmnty. College Dist. G.O. Bonds (Election
of 2004), Ser. A, MBIA, 5s, 8/1/24	Aaa	125,000	132,274
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. A, MBIA, 5s, 8/1/25
(Prerefunded)	Aaa	1,945,000	2,105,093
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	225,000	233,953
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21	BBB	1,500,000	635,490
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	507,860
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	A-	750,000	770,535
Duarte, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, zero %, 11/1/27	Aaa	1,585,000	620,940
Folsom Cordova, Unified School Dist. No. 2 G.O. Bonds
(Election of 2002), Ser. B, FSA, 5s, 10/1/28	Aaa	1,275,000	1,345,393
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	1,200,000	1,244,700
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-3, 7 7/8s, 6/1/42	BBB	300,000	365,847
Ser. 03-A1, 6 3/4s, 6/1/39	BBB	1,000,000	1,143,800

Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	1,030,000	1,149,738
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,500,000	1,648,065
Jurupa, Unified School Dist. G.O. Bonds (Election
of 2001), FGIC, 5s, 8/1/25	Aaa	1,920,000	2,016,461
Kern, Cmnty. College Dist. G.O. Bonds (Election
of 2002 Safety Repair & Impt.), FSA, zero %, 11/1/22	Aaa	1,500,000	748,020
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. C,
MBIA, 5s, 7/1/34	Aaa	1,500,000	1,574,565
Los Angeles, Sanitation Equip. Rev. Bonds, Ser. A,
AMBAC, 5s, 2/1/24	Aaa	1,130,000	1,188,444
Los Angeles, Unified School Dist. G.O. Bonds
(Election of 2004), Ser. G, AMBAC, 5s, 7/1/24	Aaa	1,250,000	1,333,000
Ser. A-1, FSA, 4 1/2s, 7/1/23	Aaa	350,000	353,469
Los Angeles, Wtr. & Pwr. Rev. Bonds (Pwr. Syst.), Ser.
B, FSA, 5 1/8s, 7/1/20	Aaa	2,000,000	2,132,940
North Natomas, Cmnty. Fac. Special Tax Bonds (Dist.
No. 4), Ser. D, 5s, 9/1/33	BBB-/P	200,000	202,222
Novato, Unified School Dist. G.O. Bonds, FSA, 5s,
8/1/27	Aaa	1,000,000	1,054,890
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	500,000	533,545
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	500,000	554,485
Sacramento, City Unified School Dist. G.O. Bonds
(Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa	2,000,000	2,094,680
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	270,083
San Jose, Fin. Auth. Rev. Bonds (Civic Ctr.), Ser. B,
AMBAC, 5s, 6/1/27	Aaa	2,000,000	2,071,620
San Jose, Redev. Agcy. Tax Alloc. (Merged Area
Redev.), FGIC, 5s, 8/1/27	Aaa	1,270,000	1,331,595
San Jose, Unified School Dist. Santa Clara Cnty., G.O.
Bonds (Election of 2002), Ser. B, FGIC, 5s, 8/1/25	Aaa	1,750,000	1,860,653
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	Aaa	1,000,000	1,035,140
San Juan, Basin Auth. Lease Rev. Bonds (Ground Wtr.
Recvy.), AMBAC, 5s, 12/1/22	Aaa	1,000,000	1,046,140
San Ramon Valley, Unified School Dist. G.O. Bonds
(Election of 2002), FSA, 5s, 8/1/24	Aaa	1,425,000	1,507,921
Santa Barbara, Elementary School Dist. G.O. Bonds
(Election of 1998), Ser. B, FSA, 5s, 8/1/29	Aaa	1,000,000	1,053,570
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/F	300,000	58,776
Solano, Cmnty. College (Election of 2002), Ser. B,
FGIC, zero %, 8/1/23	Aaa	2,500,000	1,146,025
State Center, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, MBIA, 5 1/4s, 8/1/25	Aaa	1,125,000	1,214,471
Tahoe Truckee, Unified School Dist. G.O. Bonds (Dist.
No. 2), Ser. A, FGIC, zero %, 8/1/21	Aaa	1,500,000	795,015
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. B, 6s, 6/1/43 (Prerefunded)	AAA	500,000	554,555
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	200,000	201,588
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s,
6/1/22	A1	500,000	549,785
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	Aaa	1,000,000	1,037,340
U. of CA Rev. Bonds, Ser. A, AMBAC, 5 1/8s, 5/15/18	Aaa	1,000,000	1,068,720
Vacaville, Unified School Dist. G.O. Bonds (Election
of 2001), MBIA, 5s, 8/1/30	AAA	1,000,000	1,055,160
Vallejo, COP (Marine World Foundation), 7s, 2/1/17	BBB-/P	800,000	822,968
Victor, Elementary School Dist. COP (School
Construction Refinancing), MBIA, 6.45s, 5/1/18	Aaa	3,345,000	3,942,083
West Contra, Costa Unified School Dist. G.O. Bonds
(Election of 2002), Ser. C, FGIC, 5s, 8/1/29	AAA	2,170,000	2,279,129
WM S. Hart, Unified High School Dist. G.O. Bonds, Ser.
A, MBIA, 5s, 9/1/23	Aaa	1,000,000	1,053,130
			79,752,725

Puerto Rico (0.8%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	BBB	125,000	131,629
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	500,000	531,130
			662,759

Virgin Islands (0.6%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	500,000	537,620

TOTAL INVESTMENTS

Total investments (cost $77,229,499) (b)			$80,953,104

NOTES

* On March 16, 2007, the Trustees of the fund approved a plan of liquidation for the fund and the distribution of liquidating proceeds to fund shareholders. The liquidation was subsequently commenced.

(a) Percentages indicated are based on net assets of $82,771,226.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $77,229,499, resulting in gross unrealized appreciation and depreciation of $3,747,683 and $24,078, respectively, or net unrealized appreciation of $3,723,605.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):

Health care	10.5%
Utilities	10.1

The fund had the following insurance concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):

MBIA	20.3%
FGIC	16.5
FSA	14.4
AMBAC	12.2

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Investment Grade Municipal Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007